Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aggregate annual maturities on long-term debt obligations
Total	$ 58,802
Unamortized Underwriting Fees	(106)	(113)
Unamortized discount and premium	(36)
Impacts due to fair value hedge accounting	910
Total long-term debt	59,570	66,416
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2012	0
2013	1,000
2014	1,250
2015	0
2016	600
Thereafter	7,000
Total	9,850
Total long-term debt	10,083	10,338
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,150
2013	0
2014	0
2015	5
2016	0
Thereafter	1,302
Total	2,457
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,575
2013	4,846
2014	6,442
2015	2,477
2016	5,434
Thereafter	0
Total	20,774
American Express Federal Savings Bank [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,550
2013	1,750
2014	0
2015	0
2016	0
Thereafter	1,300
Total	4,600
American Express Charge Trust [Member]
Aggregate annual maturities on long-term debt obligations
2012	1,560
2013	3,000
2014	0
2015	0
2016	0
Thereafter	0
Total	4,560
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2012	5,222
2013	4,056
2014	3,882
2015	1,950
2016	0
Thereafter	1,200
Total	16,310
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2012	0
2013	0
2014	211
2015	0
2016	0
Thereafter	40
Total	$ 251